Shareholder Report, Holdings (Details) - C000260308	Jun. 30, 2025
Philip Morris International8751219
Holdings [Line Items]
Percent of Total Investments	5.10%
Galderma Group8751180
Holdings [Line Items]
Percent of Total Investments	4.00%
Capcom8751201
Holdings [Line Items]
Percent of Total Investments	4.00%
Rheinmetall8751184
Holdings [Line Items]
Percent of Total Investments	3.80%
Tencent Holdings8751197
Holdings [Line Items]
Percent of Total Investments	3.70%
Halma8751193
Holdings [Line Items]
Percent of Total Investments	3.50%
Svenska Handelsbanken8751212
Holdings [Line Items]
Percent of Total Investments	3.40%
Games Workshop Group8751192
Holdings [Line Items]
Percent of Total Investments	3.40%
Deutsche Boerse8751183
Holdings [Line Items]
Percent of Total Investments	3.30%
Universal Music Group8751206
Holdings [Line Items]
Percent of Total Investments	3.30%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	12.60%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%